Summary of significant accounting policies (Details Narrative)	6 Months Ended
	Jun. 30, 2024 SGD ($)	Jun. 30, 2023 SGD ($)	Jun. 30, 2024 USD ($)	Jun. 30, 2024 SGD ($)
Accounting Policies [Abstract]
Accumulated loss			$ 9,919,682	$ 13,443,153
Foreign currency exchange rate, translation			0.7379	0.7379
Impairment of long-lived assets	$ 0	$ 0